Defined benefit plans (Detail 5.2) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax		SFr 277	SFr (876)	SFr 322
Major pension plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(301)	(1,524)
Return on plan assets excluding amounts included in interest income		1,939	1,139
Asset ceiling effect excluding interest expense on asset ceiling effect		(1,394)	(452)
Total gains / (losses) recognized in other comprehensive income, before tax	[1]	245	(837)	339
Swiss plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(303)	(477)
Return on plan assets excluding amounts included in interest income		1,619	824
Asset ceiling effect excluding interest expense on asset ceiling effect		(1,394)	(452)
Total gains / (losses) recognized in other comprehensive income, before tax		(78)	(105)	58
UK plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		82	(922)
Return on plan assets excluding amounts included in interest income		213	312
Asset ceiling effect excluding interest expense on asset ceiling effect		0	0
Total gains / (losses) recognized in other comprehensive income, before tax		295	(610)	317
US and German plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(80)	(125)
Return on plan assets excluding amounts included in interest income		108	2
Asset ceiling effect excluding interest expense on asset ceiling effect		0	0
Total gains / (losses) recognized in other comprehensive income, before tax		28	(122)	(35)
UBS AG
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax		299	(876)	322
UBS AG | Major pension plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(49)	(1,524)
Return on plan assets excluding amounts included in interest income		1,314	1,139
Asset ceiling effect excluding interest expense on asset ceiling effect		(999)	(452)
Total gains / (losses) recognized in other comprehensive income, before tax	[1]	266	(837)	339
UBS AG | Swiss plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(51)	(477)
Return on plan assets excluding amounts included in interest income		994	824
Asset ceiling effect excluding interest expense on asset ceiling effect		(999)	(452)
Total gains / (losses) recognized in other comprehensive income, before tax		(56)	(105)	58
UBS AG | UK plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		82	(922)
Return on plan assets excluding amounts included in interest income		213	312
Asset ceiling effect excluding interest expense on asset ceiling effect		0	0
Total gains / (losses) recognized in other comprehensive income, before tax		295	(610)	317
UBS AG | US and German plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(80)	(125)
Return on plan assets excluding amounts included in interest income		108	2
Asset ceiling effect excluding interest expense on asset ceiling effect		0	0
Total gains / (losses) recognized in other comprehensive income, before tax		SFr 28	SFr (122)	SFr (35)

[1]	Refer to Note 26a for more information.